Intangible Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) [Line Items]
Weighted average rate	14.04%
Transaction for an amount (in Brazil Real)	R$ 3,130	R$ 798
Discount rate applied to cash flow projections	12.20%	10.40%
Growth rate applied to cash flow projections	4.40%	6.60%
Bottom of range [member]
Intangible Assets (Details) [Line Items]
Amortized over defined useful life	5 years
Top of range [member]
Intangible Assets (Details) [Line Items]
Amortized over defined useful life	10 years